Income Taxes - Summary of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 33,783	$ 33,287
Credit carryforwards	5,693	5,197
Depreciation and amortization	594	586
Capitalized research and development	8,164	9,320
Deferred rent	223	220
Allowances	261	503
Deferred compensation	760	473
Deferred revenue	253	157
Stock compensation	323	205
Deferred tax assets	50,054	49,948
Less: Valuation Allowance	(50,054)	(49,948)	$ (49,913)
Deferred Tax Liability:
Goodwill	(676)	(595)
Net deferred tax liability	$ (676)	$ (595)